CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Revenues
Total revenues	$ 27,896	$ 27,635	[1]	$ 26,570	[1]
Cost of revenues
Total cost of revenues	12,503	14,251		16,347
Gross profit	15,393	13,384		10,223
Operating expenses:
Research and development	3,934	3,417		3,110
Sales and marketing	2,618	2,401		2,200
General and administrative	6,493	6,344		5,460
Other (income) expenses, net	2,670	1,999		2,812
Total operating expenses	15,715	14,161		13,582
Operating loss	(322)	(777)		(3,359)
Financial income (expenses), net	2,060	1,020		(663)
Income (loss) before income taxes	1,738	243		(4,022)
Income tax	2,010	418		0
Net income (loss)	$ 3,748	$ 661		$ (4,022)
Net loss per share:
Net income (loss) per share - Basic:	$ 0.82	$ 0.38		$ (12)
Net income (loss) per share - Diluted:	$ 0.75	$ 0.38		$ (12)
Shares used in calculation of net income per share:
Basic Shares used in calculation of net income per share:	4,552,882	1,730,461		338,102
Diluted Shares used in calculation of net income per share:	4,964,565	1,730,461		338,102
Product [Member]
Revenues
Total revenues	$ 21,454	$ 21,523	[1]	$ 21,587	[1]
Cost of revenues
Total cost of revenues	7,271	8,828		11,175
Service [Member]
Revenues
Total revenues	6,442	6,112	[1]	4,983	[1]
Cost of revenues
Total cost of revenues	$ 5,232	$ 5,423		$ 5,172

[1]	Reclass